December 17, 2014

VIA EDGAR SUBMISSION

US Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, DC 20549

Re: The Target Portfolio Trust: Form N-1A

Post-Effective Amendment No. 50 to the Registration

Statement under the Securities Act of 1933;

Post-Effective Amendment No. 50 to the Registration Statement under the Investment Company Act of 1940

Securities Act Registration No. 333-50476

Investment Company Act No. 811-07064

Dear Sir or Madam:

On behalf of Prudential Core Bond Fund (currently known as Target Intermediate-Term Bond Portfolio) (the “Fund”), a series of The Target Portfolio Trust, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 50 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 50 to the Registration Statement under the 1940 Act (the “Amendment”).

The Board of Trustees of the Fund recently approved a repositioning of the Fund, including changes in the Fund’s current 80% investment policy, other changes in Fund investment policies and strategies, and also approved the appointment of a new subadviser to replace the Fund’s existing subadviser. This Amendment is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding the repositioning of the Fund. As part of the repositioning, the Fund will change its name from Target Intermediate-Term Bond Portfolio to the Prudential Core Bond Fund.

The Fund intends to file a subsequent post-effective amendment on or before February 17, 2015 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith. The repositioning of the Fund, as described above, is anticipated to be implemented at such time as the Fund files the subsequent post-effective amendment pursuant to Rule 485(b) as described above.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in Registration Statements which were recently reviewed by the Staff:

Prudential Investment Portfolios 3, Registration Statement on Form N-1A, effective April 30, 2014 (File No. 333-95849 and 811-09805); Prudential Investment Portfolios 18, Registration Statement on Form N-1A, effective December 18, 2013 (File No. 333-43491 and 811-08587); Prudential World Fund, Inc., effective February 7, 2014 (File No. 002-89725, and 811-03981); Prudential Investment Portfolios 16, effective September 30, 2013 (File No. 333-60561 and 811-08915); and Prudential Investment Portfolios 12, Registration Statement on Form N-1A, effective on May 28, 2014 (Files No. 333-42705 and 811-08565), (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective, we kindly request that the Amendment receives “no review” or limited review if deemed necessary by the Staff. The Amendment will go effective 60 days after filing on February 17, 2015 and so we would appreciate receiving the Staff’s comments, if any, on or about January 30, 2015.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at (973) 802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan Shain

Jonathan Shain

Vice President & Corporate Counsel